FAIR VALUE MEASUREMENTS (Schedule of fair value measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Cash equivalents	$ 4,124	$ 4,043
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets:
Cash equivalents	0	35,290
Marketable securities	$ 39,682	$ 9,284